UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 123.2%
Corporate — 17.3%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$750	$738,968
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, Remarketing, 5.00%, 11/01/30 (a)	500	495,755
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	106,090
Monroe County Industrial Development Corp., Tax-Exempt RB (University of Rochester Project), Series A, 5.00%, 7/01/41	975	1,007,974
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (b)(c):
7.63%, 8/01/25	750	644,985
7.75%, 8/01/31	1,000	859,980
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,100	1,108,888
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	1,695	1,713,306
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	500	508,080
		7,184,026
County/City/Special District/School District — 29.1%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM):
4.38%, 10/01/30	250	248,558
4.63%, 10/01/40	140	137,259
Buffalo & Erie County Industrial Land Development Corp., RB, Buffalo State College Foundation Housing Corp., 5.38%, 10/01/41	140	144,501

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	$500	$544,795
Series D, 5.38%, 6/01/12 (d)	5	5,129
Series D, 5.38%, 6/01/32	1,535	1,566,268
Sub-Series G-1, 6.25%, 12/15/31	250	292,745
Sub-Series I-1, 5.38%, 4/01/36	450	491,368
Hudson New York Yards Infrastructure Corp., RB, Series A:
(AGM), 5.00%, 2/15/47	750	750,285
(FGIC), 5.00%, 2/15/47	350	339,269
(NPFGC), 4.50%, 2/15/47	1,100	989,186
Monroe County Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	500	525,235
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.46%, 3/01/41 (e)	5,155	948,365
CAB, Yankee Stadium (AGC), 6.08%, 3/01/42 (e)	500	86,555
CAB, Yankee Stadium (AGC), 6.51%, 3/01/43 (e)	2,000	323,960
CAB, Yankee Stadium (AGC), 6.22%, 3/01/45 (e)	950	135,641
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	106,458
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	750	635,160
Yankee Stadium (FGIC), 5.00%, 3/01/46	175	165,676
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	531,065
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	1,015	1,021,851

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project:
5.63%, 7/15/47	$1,350	$1,361,286
6.38%, 7/15/49	285	295,847
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	150	156,927
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	250	263,663
		12,067,052
Education — 12.4%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A(b)(f):
7.00%, 5/01/25	200	50,000
7.00%, 5/01/35	130	32,500
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	175	176,152
Dutchess County Industrial Development Agency New York, Refunding RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	500	456,165
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	200	205,206
New York City Industrial Development Agency, RB, Lycee Francais de New York Project, Series A (ACA), 5.50%, 6/01/15	250	258,037
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	329,730
Cornell University, Series A, 5.00%, 7/01/40	150	160,019
New York University, Series 1 (BHAC), 5.50%, 7/01/31	245	295,950
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	325	357,360
University of Rochester, Series A, 5.13%, 7/01/39 (g)	175	162,822
University of Rochester, Series A, 5.13%, 7/01/39	215	225,378
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	125	134,943
Skidmore College, Series A, 5.00%, 7/01/28	250	269,115

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, Refunding RB (concluded):
Teachers College, 5.50%, 3/01/39	$350	$372,319
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	150	151,602
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	100	108,006
Trust for Cultural Resources, RB, Carnegie Hall, 4.75%, 12/01/39	550	553,641
Trust for Cultural Resources, RB, Series A, Juilliard School, 5.00%, 1/01/39	550	579,117
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	250	265,000
		5,143,062
Health — 12.1%
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/30	350	365,148
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	150	129,161
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	296,601
New York State Dormitory Authority, RB:
5.00%, 5/01/32	1,000	1,007,430
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	185	199,700
New York University Hospital Center, Series A, 5.75%, 7/01/31	220	228,901
New York University Hospital Center, Series B, 5.63%, 7/01/37	260	264,277
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	450	463,221
North Shore-Long Island Jewish Health System, Series A, 5.75%, 5/01/37	500	522,355
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	350	360,073
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	250	258,440

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
Saratoga County Industrial Development Agency New York, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	$200	$200,000
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	260	244,156
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	500	500,030
		5,039,493
Housing — 6.4%
New York Mortgage Agency, Refunding RB, Series 101, AMT, 5.40%, 4/01/32	2,145	2,145,515
New York State HFA, RB, Highland Avenue Senior Apartments, Series A AMT (SONYMA), 5.00%, 2/15/39	500	489,765
		2,635,280
State — 20.9%
New York City Transitional Finance Authority, Future Tax Secured Bond, RB, Series D, 5.00%, 11/01/38	825	871,893
New York Liberty Development Corp., RB, 4 World Trade Center Project:
5.00%, 11/15/31	750	775,552
5.75%, 11/15/51	340	360,900
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	300	337,542
Series C, 5.00%, 12/15/31	250	264,008
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub- Series 2-4, 4.75%, 1/15/30	350	357,441
New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series A (AGM), 5.00%, 2/15/22	335	374,346
New York State Urban Development Corp., RB, Personal Income Tax, State Facilities, Series A, 5.25%, 3/15/12 (d)	5,000	5,073,550
State of New York, GO, Series A, 5.00%, 2/15/39	250	266,152
		8,681,384
Tobacco — 5.2%
New York Counties Tobacco Trust III, RB, Tobacco Settlement Pass-Thru, Turbo, 6.00%, 6/01/43	695	596,588
TSASC Inc. New York, RB, Tobacco Settlement Asset-Backed, Series 1, 5.75%, 7/15/32 (d)	1,500	1,550,685
		2,147,273

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation — 10.6%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	$700	$819,259
Series A, 5.63%, 11/15/39	250	270,202
Port Authority of New York & New Jersey, RB:
Consolidated, 126th Series, AMT (NPFGC), 5.25%, 5/15/37	2,750	2,787,840
JFK International Air Terminal, 6.00%, 12/01/42	500	522,545
		4,399,846
Utilities — 9.2%
Long Island Power Authority, RB:
5.00%, 5/01/36	250	260,867
General, Series C (CIFG), 5.25%, 9/01/29	500	556,540
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	250	281,625
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series HH, 5.00%, 6/15/32	1,000	1,072,910
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Water Project, Series D, 5.13%, 6/15/31	1,000	1,008,090
New York State Power Authority, RB, Series A, 5.00%, 11/15/38	600	642,258
		3,822,290
Total Municipal Bonds in New York		51,119,706
Guam — 1.8%
State — 0.6%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	225	231,896
Tobacco — 0.4%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	200	163,248
Utilities — 0.8%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	350	344,929
Total Municipal Bonds in Guam		740,073
Multi-State — 6.5%
Housing — 6.5%
Centerline Equity Issuer Trust, 7.20%, 10/31/14 (h)(i)	2,500	2,728,525
Total Municipal Bonds in Multi-State		2,728,525

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico — 16.3%
State — 13.4%
Commonwealth of Puerto Rico, GO, Public Improvement, Series A, 5.13%, 7/01/31	$1,725	$1,709,147
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC) (e):
4.38%, 7/01/37	2,000	347,200
4.99%, 7/01/44	2,000	206,940
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D, 5.25%, 7/01/12 (d)	1,980	2,037,222
Puerto Rico Sales Tax Financing Corp., RB, Sub-Series A, 5.75%, 8/01/37	1,000	1,058,960
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.75%, 8/01/41 (e)	1,400	216,594
		5,576,063
Tobacco — 1.0%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.63%, 5/15/43	500	414,675
Transportation — 1.9%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series D, 5.25%, 7/01/12 (d)	750	771,675
Total Municipal Bonds in Puerto Rico		6,762,413
Total Municipal Bonds – 147.8%		61,350,717

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)
New York — 2.9%
Transportation — 1.8%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	700	740,363
Utilities — 1.1%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	405	454,239
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 2.9%		1,194,602
Total Long-Term Investments (Cost – $61,373,766) – 150.7%		62,545,319

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (k)(l)	454,163	$454,163
FFI Institutional Tax-Exempt Fund, 0.01% (k)(l)	123,404	123,404
Total Short-Term Securities (Cost – $577,567) – 1.4%		577,567
Total Investments (Cost - $61,951,333*) – 152.1%		63,122,886
Other Assets Less Liabilities – 3.2%		1,317,964
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (1.5)%		(620,058)
AMPS, at Redemption Value – (53.8)%		(22,328,155)
Net Assets Applicable to Common Shares – 100.0%		$41,492,637

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$61,204,324
Gross unrealized appreciation	$2,560,152
Gross unrealized depreciation	(1,261,429)
Net unrealized appreciation	$1,298,723

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Wells Fargo Bank	$495,755	$1,205

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Variable rate security. Rate shown is as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Non-income producing security.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(h)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(i)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(j)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	4

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

(k)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income

BIF New York Municipal Money Fund	951,715	(497,552)	454,163	$—
FFI Institutional Tax-Exempt Fund	—	123,404	123,404	$—

(l)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$62,545,319	—	$62,545,319
Short-Term Securities	$577,567	—	—	577,567
Total	$577,567	$62,545,319	—	$63,122,886

[1]	See above Schedule of Investments for values in sector.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date: January 23, 2012